Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 348	$ 298
Work-in-process	1,684	1,745
Finished products	762	655
Total	$ 2,794	$ 2,698